                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2000

 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    GMT Capital Corp.

 Address: 2100 RiverEdge Parkway

          Suite 840

          Atlanta, GA 30328-4656

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    George E. Case, III
 Title:   Vice President
 Phone:   770-989-8261

 Signature, Place, and Date of Signing:

 /s/ George E. Case, III         Atlanta, GA                  5/11/00
 -----------------------         ---------------              -------
 [Signature]                     [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE
March 31, 2000


          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                MARKET      SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
         Security          CLASS       CISIP      VALUE       PRN AMT  PRN CALL     DISCRETION     MANAGERS      SOLE/SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3 COM                   Common Stock   885535104  1,883,963     33,869     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Abercrombie and Fitch
  Co                    Common Stock   002896207    272,000     17,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Alza Pharmaceuticals    Common Stock   022615108  2,516,688     67,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding
  Corp.                 Common Stock   03072H109  2,619,684    125,400     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Avant! Corporation      Common Stock   053487104    125,000     10,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Aware                   Common Stock   05453N100  3,186,728     79,420     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Bellwether Exporation
  Company                Common Stock   079895207  2,528,719    364,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Warrants    Common Stock   055482111    188,000      1,600     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Brite Smile             Common Stock   110415106    686,109     71,750     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Carey Diversified, LLC  Common Stock   14174P105  1,853,688    111,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Carrington Laboratories,
 Inc.                   Common Stock   144525102     38,844     11,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
CE Franklin Ltd.        Common Stock   125151100  4,384,075    604,700     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Cellergy
  Pharmaceuticals       Common Stock   15115L103  2,148,427    304,202     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Chromatics Color
  Sciences              Common Stock   171116304  1,640,250    291,600     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
CK Witco Corp           Common Stock   12562C108    804,813     79,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Closure Medical         Common Stock   189093107    708,750     27,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Copytele Inc.           Common Stock   217721109    222,775     93,800     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Datametrics Corp.       Common Stock   238085104     50,050     57,200     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Diversinent Corp. (was
  Instant)              Common Stock   25536K204    299,406     16,750     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
e Connect               Common Stock   277889S107    30,000     20,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
EarthShell              Common Stock   27032B100  1,410,338    341,900     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Eclipse Surgical        Common Stock   278849104  2,566,533    345,080     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Electronic Arts         Common Stock   285512109    415,052      5,830     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies  Common Stock   291345106  2,955,578     56,975     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Etoys.com               Common Stock   297862104     84,016      9,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Gateway 2000 Inc        Common Stock   367626108  1,220,078     23,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
HNC Softrware           Common Stock   40425P107  2,330,501     32,340     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceutical     Common Stock   449370105    736,875      7,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Imaginon                Common Stock   45246K104    178,826     66,540     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Intelect Communications Common Stock   458144102    454,886     78,700     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Iowa Beef               Common Stock   449223106  5,477,850    347,800     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
KTel                    Common Stock   482724200  1,493,013    211,400     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp.          Common Stock   549271104  2,835,150     98,400     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Network Peripherals     Common Stock   64121R100  3,849,975    108,450     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Next Card               Common Stock   65332K107    152,969     10,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Ocular Sciences         Common Stock   675744106  2,205,959    140,200     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corporation   Common Stock   68212D102     91,416        800     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Open Market             Common Stock   68370M100  4,823,619    187,325     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------


Organogenesis           Common Stock   685906109  3,701,318    306,845     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Precision Drilling      Common Stock   74022D100    150,188      4,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Precision Drilling      Common Stock   74022D951    150,300      4,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Presstek                Common Stock   741113104    862,125     36,300     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Ranger Oil Ltd.         Common Stock   752805101    176,006     44,700     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Rational Software       Common Stock   75409P202    386,500      5,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Rehabilicare            Common Stock   758944102    973,750    410,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Santa Fe Energy         Common Stock   80218K105  6,764,000    712,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Seven Seas Petro        Common Stock   817917107     30,300     15,150     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Source Media            Common Stock   836153304    971,094     70,625     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Technology      Common Stock   86769L103  3,722,195    528,205     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Swift Energy            Common Stock   870738101    208,423     11,660     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Talisman Energy         Common Stock   87425E103  1,485,250     52,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp          Common Stock   878237106  5,588,750    170,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Telebras                Common Stock   885908103        297      19,00     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Terayon Comm. Systems   Common Stock   880775101  6,806,000     33,200     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
To The Mart             Common Stock   89151P104    178,608     36,600     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Travelocity.com         Common Stock   893953109    591,906     20,150     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Upton Resources, Inc.   Common Stock   91685D102  1,667,025  1,075,500     None          Sole          None        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Valence                 Common Stock   918914102  2,980,656    126,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Vision Sciences Inc.
  Delaware              Common Stock   927912105    135,000     60,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless
  Corp.                 Common Stock   928615103    708,469      5,500     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Wave Systems            Common Stock   943526103 15,309,202    383,329     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Wynn's International
  Inc.                  Common Stock   983195108    505,538     36,600     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Xybernaut               Common Stock   984149104  1,218,188     73,000     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co.       Common Stock   984757104    305,181     19,300     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------
Zixit Corporation
 (Custom Track)         Common Stock   98974P100  8,974,141    123,250     None          Sole          None        Sole
------------------------------------------------------------------------------------------------------------------------------------

                                             TOTAL 124,017,007